UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset

    Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 11.1%
Agrium, Inc. (a)	76,200	$6,115,812
Air Products & Chemicals, Inc.	61,900	5,449,057
Celanese Corp., Series A (a)	94,600	4,607,966
The Dow Chemical Co. (a)	164,025	5,496,478
E.I. du Pont de Nemours & Co. (a)	416,400	21,190,596
Monsanto Co. (a)	69,400	5,694,270
The Mosaic Co. (a)	19,800	1,108,206
Olin Corp. (a)	179,200	3,978,240
Potash Corp. of Saskatchewan, Inc. (a)	189,300	8,847,882
Praxair, Inc. (a)	159,700	16,960,140

		79,448,647

Containers & Packaging – 1.2%
Temple-Inland, Inc.	259,383	8,271,724

Energy Equipment & Services – 5.0%
Atwood Oceanics, Inc. (a)(b)	30,000	1,379,400
Basic Energy Services, Inc. (a)(b)	44,400	799,644
Calfrac Well Services Ltd. (a)	16,500	426,857
Core Laboratories NV (a)	64,400	6,841,212
Guide Exploration Ltd., Class A (b)	317,400	819,852
Halliburton Co. (a)	172,800	6,355,584
Key Energy Services, Inc. (a)(b)	292,200	4,231,056
Patterson-UTI Energy, Inc. (a)	163,300	3,081,471
Schlumberger Ltd. (a)	54,900	4,126,833
Seadrill Ltd.	85,977	3,201,430
Technip SA	26,100	2,458,689
Trican Well Service Ltd. (a)	142,300	2,367,173

		36,089,201

Machinery – 4.3%
Caterpillar, Inc. (a)	227,800	24,857,536
Deere & Co. (a)	72,700	6,263,105

		31,120,641

Metals & Mining – 43.0%
African Rainbow Minerals Ltd.	278,750	6,562,016
Agnico-Eagle Mines Ltd. (a)	106,950	3,999,930
Alcoa, Inc. (a)	269,450	2,737,612
Allegheny Technologies, Inc. (a)	38,600	1,752,054
Alumina Ltd.	2,021,066	2,747,650
Anglo American Platinum Ltd.	50,444	3,567,066
Anglo American Plc	77,945	3,234,976
Barrick Gold Corp. (a)	97,700	4,812,702
BHP Billiton Plc	878,600	29,535,674
Carpenter Technology Corp. (a)	39,266	2,060,680
Cia de Minas Buenaventura SA - ADR (a)	266,900	11,450,010
Cliffs Natural Resources, Inc. (a)	27,500	1,986,875
Detour Gold Corp. (a)(b)	138,100	3,859,142
Eramet	14,750	2,227,721
First Quantum Minerals Ltd. (a)	530,000	11,607,460
Freeport-McMoRan Copper & Gold, Inc. (a)	122,000	5,637,620
Fresnillo Plc	475,000	13,016,293
Glencore International Plc	225,000	1,462,749
Goldcorp, Inc. (a)	171,450	8,296,466
Harry Winston Diamond Corp. (a)(b)	142,600	1,668,194
IAMGOLD Corp. (a)	126,000	2,102,304
Iluka Resources Ltd.	1,140,986	22,172,363
Impala Platinum Holdings Ltd.	415,200	9,091,483
Industrias Penoles SAB de CV	513,569	24,547,417
Jiangxi Copper Co. Ltd., Class H	1,621,500	4,113,498
Kazakhmys Plc	268,500	4,827,375
Kinross Gold Corp. (a)	250,000	2,822,500
Minsur SA	3,846,986	4,363,446

Common Stocks	Shares	Value

Metals & Mining (concluded)
MMC Norilsk Nickel OJSC - ADR	11,420	$219,764
Newcrest Mining Ltd.	161,085	5,765,780
Newmont Mining Corp. (a)	65,550	4,030,014
OZ Minerals Ltd.	559,459	6,476,135
Rio Tinto Plc - ADR	517,104	31,150,960
Southern Copper Corp. (a)	75,400	2,615,626
Straits Resources Ltd. (b)	692,629	496,520
Teck Resources Ltd., Class B (a)	296,300	12,564,751
United States Steel Corp. (a)	39,900	1,204,581
Vale SA - ADR (a)	725,300	18,350,090
Vedanta Resources Plc	432,700	8,179,078
Xstrata Plc	1,077,996	18,348,876
Zijin Mining Group Co. Ltd., Class H	6,231,731	2,736,600

		308,402,051

Oil, Gas & Consumable Fuels – 25.9%
Alpha Natural Resources, Inc. (a)(b)	392,412	7,895,329
Anadarko Petroleum Corp. (a)	46,300	3,737,336
Angle Energy, Inc. (a)(b)	183,800	1,000,846
Apache Corp. (a)	92,100	9,106,848
Bill Barrett Corp. (a)(b)	103,600	2,861,432
Bonanza Creek Energy, Inc. (b)	132,400	2,160,768
BP Plc - ADR (a)	81,800	3,755,438
Cenovus Energy, Inc. (a)	117,600	4,285,344
Cheniere Energy, Inc. (a)(b)	202,300	2,587,417
Chesapeake Energy Corp. (a)	214,500	4,532,385
Chevron Corp. (a)	54,800	5,648,784
Concho Resources, Inc. (a)(b)	22,100	2,357,186
Consol Energy, Inc. (a)	247,579	8,848,473
Continental Resources, Inc. (a)(b)	46,700	3,767,756
Crescent Point Energy Corp. (a)	159,400	7,290,400
Denbury Resources, Inc. (a)(b)(c)	330,600	6,235,116
Energy XXI (Bermuda) Ltd. (a)(b)	130,800	4,294,164
EOG Resources, Inc. (a)	96,800	10,274,352
EQT Corp. (a)	138,800	7,012,176
Exxon Mobil Corp. (a)	45,300	3,793,422
Gasco Energy, Inc. (b)	579,700	118,549
Hess Corp. (a)	51,300	2,888,190
James River Coal Co. (a)(b)(c)	159,500	1,003,255
Kodiak Oil & Gas Corp. (a)(b)(c)	187,400	1,699,718
Kosmos Energy Ltd. (a)	97,500	1,224,600
Noble Energy, Inc. (a)	76,000	7,650,920
Occidental Petroleum Corp. (a)	106,900	10,665,413
OGX Petroleo e Gas Participacoes SA (b)	401,100	3,799,339
Patriot Coal Corp. (a)(b)(c)	122,460	930,696
Peabody Energy Corp. (a)	172,300	5,873,707
PetroBakken Energy Ltd., Class A (a)	32,400	474,351
PetroChina Co. Ltd. - ADR (a)	14,400	2,095,200
Plains Exploration & Production Co. (a)(b)(c)	152,400	5,748,528
QEP Resources, Inc. (a)	112,100	3,210,544
Range Resources Corp. (a)	99,600	5,728,992
Rex Energy Corp. (b)	132,200	1,250,612
Rosetta Resources, Inc. (a)(b)(c)	74,000	3,551,260
Royal Dutch Shell Plc, Class A - ADR (a)	59,400	4,238,784
Southwestern Energy Co. (a)(b)	62,600	1,949,364
Statoil ASA	187,100	4,710,654
Suncor Energy, Inc. (a)	136,300	4,702,350
Whiting Petroleum Corp. (a)(b)	218,000	10,919,620

		185,879,618

Paper & Forest Products – 4.2%
Fibria Celulose SA - ADR (c)	315,600	2,521,644
International Paper Co. (a)	390,400	12,157,056

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products (concluded)
MeadWestvaco Corp.	433,800	$12,771,072
Mondi Plc	322,512	2,571,705

		30,021,477

Real Estate Investment Trusts (REITs) — 1.3%
Weyerhaeuser Co. - REIT (a)	453,600	9,081,072

Total Long-Term Investments (Cost – $579,238,199) – 96.0%		688,314,431

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	31,378,948	31,378,948

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.09% (d)(e)(f)	$10,347	10,346,979

Total Short-Term Securities (Cost – $41,725,927) – 5.8%		41,725,927

Total Investments Before Outstanding Options Written (Cost – $620,964,126*) – 101.8%		730,040,358

Options Written	Contracts

Exchange-Traded Call Options — (0.9)%
Agnico-Eagle Mines Ltd., Strike Price USD 37.50, Expires 3/19/12	355	(73,308)
Agrium, Inc., Strike Price USD 70, Expires 2/20/12	250	(262,500)
Alcoa, Inc.:
Strike Price USD 9, Expires 2/20/12	409	(47,853)
Strike Price USD 11, Expires 3/19/12	445	(8,455)
Allegheny Technologies, Inc., Strike Price USD 45, Expires 2/20/12	130	(23,400)
Alpha Natural Resources, Inc.:
Strike Price USD 25, Expires 2/20/12	150	(825)
Strike Price USD 23, Expires 3/19/12	500	(38,000)
Anadarko Petroleum Corp., Strike Price USD 80, Expires 3/19/12	150	(60,750)
Angle Energy, Inc., Strike Price CAD 7, Expires 2/20/12	300	(2,992)
Apache Corp., Strike Price USD 100, Expires 3/19/12	305	(115,900)
Atwood Oceanics, Inc., Strike Price USD 45, Expires 2/20/12	100	(19,500)
Barrick Gold Corp., Strike Price USD 47, Expires 3/19/12	325	(110,500)
Basic Energy Services, Inc.:
Strike Price USD 20, Expires 2/20/12	72	(1,980)
Strike Price USD 22.50, Expires 2/20/12	72	(1,080)
Bill Barrett Corp., Strike Price USD 35, Expires 2/20/12	340	(5,100)
BP Plc - ADR, Strike Price USD 45, Expires 3/19/12	270	(56,835)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Calfrac Well Services Ltd., Strike Price CAD 28, Expires 3/19/12	55	$(2,331)
Carpenter Technology Corp.:
Strike Price USD 55, Expires 2/20/12	65	(5,038)
Strike Price USD 60, Expires 2/20/12	65	(975)
Caterpillar, Inc.:
Strike Price USD 105, Expires 2/20/12	750	(391,875)
Strike Price USD 115, Expires 3/19/12	100	(18,650)
Celanese Corp., Series A, Strike Price USD 50, Expires 3/19/12	315	(51,975)
Cenovus Energy, Inc., Strike Price USD 35, Expires 3/19/12	350	(86,625)
Cheniere Energy, Inc.:
Strike Price USD 14, Expires 3/19/12	25	(2,500)
Strike Price USD 16, Expires 3/19/12	670	(30,150)
Chesapeake Energy Corp.:
Strike Price USD 23, Expires 2/20/12	333	(8,658)
Strike Price USD 23, Expires 3/19/12	375	(22,875)
Chevron Corp.:
Strike Price USD 105, Expires 2/20/12	70	(6,440)
Strike Price USD 110, Expires 2/20/12	120	(1,260)
Cia de Minas Buenaventura SA - ADR:
Strike Price USD 41, Expires 2/20/12	440	(104,500)
Strike Price USD 40, Expires 3/19/12	440	(171,600)
Cliffs Natural Resources, Inc., Strike Price USD 75, Expires 3/19/12	90	(28,125)
Concho Resources, Inc.:
Strike Price USD 100, Expires 3/19/12	38	(36,100)
Strike Price USD 105, Expires 3/19/12	38	(23,560)
Consol Energy, Inc.:
Strike Price USD 40, Expires 2/20/12	750	(9,000)
Strike Price USD 36, Expires 3/19/12	67	(12,764)
Continental Resources, Inc., Strike Price USD 75, Expires 3/19/12	155	(130,200)
Core Laboratories NV, Strike Price USD 120, Expires 2/20/12	215	(7,525)
Crescent Point Energy Corp.:
Strike Price CAD 46, Expires 2/20/12	175	(6,109)
Strike Price CAD 47, Expires 3/19/12	350	(11,344)
Deere & Co., Strike Price USD 87.50, Expires 3/19/12	240	(59,640)
Denbury Resources, Inc.:
Strike Price USD 16, Expires 2/06/12	350	(100,109)
Strike Price USD 19, Expires 3/19/12	740	(77,700)
Detour Gold Corp.:
Strike Price CAD 27, Expires 2/20/12	100	(13,713)
Strike Price CAD 28, Expires 4/23/12	360	(72,704)
The Dow Chemical Co., Strike Price USD 34, Expires 3/19/12	540	(64,530)
E.I. du Pont de Nemours & Co.:
Strike Price USD 46, Expires 2/20/12	500	(246,250)
Strike Price USD 47, Expires 2/20/12	500	(198,750)
Strike Price USD 50, Expires 3/19/12	375	(68,812)
Strike Price USD 52.50, Expires 3/19/12	200	(12,500)
Energy XXI (Bermuda) Ltd., Strike Price USD 35, Expires 3/19/12	430	(54,825)
EOG Resources, Inc., Strike Price USD 100, Expires 2/20/12	320	(238,400)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
EQT Corp., Strike Price USD 55, Expires 3/19/12	180	$(13,950)
Exxon Mobil Corp., Strike Price USD 87.50, Expires 2/20/12	150	(1,875)
First Quantum Minerals Ltd.:
Strike Price CAD 20, Expires 2/20/12	875	(211,616)
Strike Price CAD 21, Expires 2/20/12	875	(143,986)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 45, Expires 3/19/12	405	(126,562)
Goldcorp, Inc., Strike Price USD 46, Expires 3/19/12	565	(200,575)
Halliburton Co., Strike Price USD 36, Expires 2/20/12	570	(92,055)
Harry Winston Diamond Corp., Strike Price CAD 11, Expires 2/20/12	470	(40,780)
Hess Corp., Strike Price USD 62.50, Expires 3/19/12	170	(9,095)
IAMGOLD Corp., Strike Price CAD 17, Expires 3/19/12	415	(37,456)
International Paper Co., Strike Price USD 32, Expires 3/19/12	1,290	(104,490)
James River Coal Co., Strike Price USD 8, Expires 3/19/12	260	(7,150)
Key Energy Services, Inc., Strike Price USD 15, Expires 3/19/12	965	(74,788)
Kinross Gold Corp., Strike Price USD 12, Expires 2/20/12	825	(17,738)
Kodiak Oil & Gas Corp., Strike Price USD 10, Expires 2/20/12	100	(1,750)
Kosmos Energy Ltd., Strike Price USD 13.50, Expires 3/26/12	165	(6,653)
Monsanto Co., Strike Price USD 82.50, Expires 3/19/12	230	(62,330)
The Mosaic Co., Strike Price USD 57.50, Expires 3/19/12	90	(17,595)
Newmont Mining Corp., Strike Price USD 60, Expires 3/19/12	215	(70,950)
Noble Energy, Inc., Strike Price USD 97.50, Expires 2/20/12	250	(117,500)
Occidental Petroleum Corp., Strike Price USD 105, Expires 3/19/12	355	(59,462)
Olin Corp.:
Strike Price USD 20, Expires 2/20/12	495	(110,138)
Strike Price USD 22.50, Expires 3/19/12	95	(5,700)
Patriot Coal Corp., Strike Price USD 11, Expires 2/20/12	180	(360)
Patterson-UTI Energy, Inc.:
Strike Price USD 23, Expires 2/20/12	270	(2,700)
Strike Price USD 20, Expires 3/19/12	270	(20,250)
Peabody Energy Corp.:
Strike Price USD 38, Expires 2/20/12	175	(2,625)
Strike Price USD 39, Expires 3/19/12	395	(16,788)
PetroBakken Energy Ltd., Class A, Strike Price CAD 17, Expires 3/19/12	106	(2,114)
PetroChina Co. Ltd. - ADR, Strike Price USD 120, Expires 2/20/12	50	(128,500)
Plains Exploration & Production Co.:
Strike Price USD 35, Expires 2/20/12	270	(80,055)
Strike Price USD 39, Expires 3/19/12	230	(33,235)
Potash Corp. of Saskatchewan, Inc.:
Strike Price USD 40, Expires 2/20/12	315	(213,412)
Strike Price USD 42.50, Expires 2/20/12	315	(138,600)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Praxair, Inc., Strike Price USD 110, Expires 3/19/12	530	$(47,700)
QEP Resources, Inc., Strike Price USD 35, Expires 3/19/12	190	(9,500)
Range Resources Corp., Strike Price USD 65, Expires 2/20/12	330	(18,150)
Rosetta Resources, Inc.:
Strike Price USD 50, Expires 2/20/12	130	(13,325)
Strike Price USD 50, Expires 4/23/12	130	(41,600)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 75, Expires 2/20/12	85	(1,700)
Strike Price USD 75, Expires 3/19/12	36	(1,620)
Schlumberger Ltd., Strike Price USD 75, Expires 3/19/12	185	(60,125)
Southern Copper Corp., Strike Price USD 36, Expires 3/19/12	250	(24,375)
Southwestern Energy Co.:
Strike Price USD 34, Expires 2/20/12	240	(7,680)
Strike Price USD 35, Expires 2/20/12	240	(5,040)
Suncor Energy, Inc.:
Strike Price USD 28, Expires 2/20/12	223	(143,835)
Strike Price USD 29, Expires 2/20/12	223	(122,092)
Teck Resources Ltd., Class B, Strike Price CAD 44, Expires 3/19/12	980	(145,138)
Trican Well Service Ltd., Strike Price CAD 18, Expires 3/19/12	470	(21,093)
United States Steel Corp., Strike Price USD 29, Expires 3/19/12	135	(36,315)
Vale SA - ADR:
Strike Price USD 23, Expires 2/20/12	625	(151,250)
Strike Price USD 25, Expires 3/19/12	1,765	(227,685)
Weyerhaeuser Co. - REIT, Strike Price USD 21, Expires 3/19/12	817	(24,510)
Whiting Petroleum Corp.:
Strike Price USD 50, Expires 2/20/12	204	(33,660)
Strike Price USD 52.50, Expires 2/20/12	196	(13,720)
Strike Price USD 55, Expires 2/20/12	110	(2,750)
Strike Price USD 52.50, Expires 3/19/12	100	(19,250)
Strike Price USD 55, Expires 3/19/12	110	(12,650)

Total Exchange-Traded Call Options		(6,564,686)

Over-the-Counter Call Options – (0.7)%
African Rainbow Minerals Ltd.:
Strike Price ZAR 176.75, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	46,000	(62,864)
Strike Price ZAR 184.44, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	46,000	(41,875)
Alumina Ltd., Strike Price AUD 1.15, Expires 2/15/12, Broker JPMorgan Chase Securities	667,500	(92,531)
Anglo American Platinum Ltd., Strike Price ZAR 573.69, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	16,700	(26,463)
Anglo American Plc, Strike Price GBP 26.75, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	25,800	(44,651)
BHP Billiton Plc, Strike Price GBP 21.59, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	290,000	(308,499)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
EQT Corp., Strike Price USD 57.25, Expires 2/09/12, Broker Citigroup Global Markets, Inc.	28,500	$(90)
Eramet:
Strike Price EUR 108.53, Expires 2/14/12, Broker UBS Securities LLC	2,500	(31,519)
Strike Price EUR 122.81, Expires 3/07/12, Broker Credit Suisse First Boston	2,400	(18,399)
Fibria Celulose SA - ADR, Strike Price USD 7.99, Expires 2/27/12, Broker Deutsche Bank Securities Corp.	104,000	(50,340)
Fresnillo Plc:
Strike Price GBP 17.49, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	82,500	(120,867)
Strike Price GBP 17.83, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	74,300	(105,069)
Glencore International Plc:
Strike Price GBP 3.97, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	33,000	(8,636)
Strike Price GBP 4.20, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	41,300	(9,745)
Iluka Resources Ltd., Strike Price AUD 15.65, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	376,600	(1,104,896)
Impala Platinum Holdings Ltd., Strike Price ZAR 173.17, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	138,000	(132,834)
Industrias Penoles SAB de CV:
Strike Price MXN 600.52, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	42,700	(100,817)
Strike Price MXN 607.24, Expires 2/22/12, Broker Credit Suisse First Boston	42,700	(111,896)
Strike Price MXN 621.26, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	42,700	(112,202)
Strike Price MXN 631.88, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	41,500	(112,286)
Jiangxi Copper Co. Ltd., Class H, Strike Price HKD 17.17, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	535,000	(174,161)
Kazakhmys Plc, Strike Price GBP 11.12, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	88,700	(100,379)
Kodiak Oil & Gas Corp., Strike Price USD 10.10, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	53,000	(17,343)
Kosmos Energy Ltd., Strike Price USD 14.17, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	15,500	(821)
MeadWestvaco Corp.:
Strike Price USD 29.60, Expires 2/02/12, Broker Citigroup Global Markets, Inc.	49,000	(3,480)
Strike Price USD 30.96, Expires 2/27/12, Broker Morgan Stanley & Co., Inc.	94,000	(23,759)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Minsur SA:
Strike Price PEN 2.79, Expires 2/10/12, Broker Credit Suisse First Boston	319,500	$(31,547)
Strike Price PEN 2.81, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	639,000	(66,060)
Strike Price PEN 2.99, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	319,500	(20,783)
Mondi Plc, Strike Price GBP 5.08, Expires 3/07/12, Broker UBS Securities LLC	107,000	(40,956)
Newcrest Mining Ltd., Strike Price AUD 30.82, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	53,500	(172,798)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 15.85, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	132,400	(87,802)
OZ Minerals Ltd., Strike Price AUD 10.42, Expires 2/15/12, Broker JPMorgan Chase Securities	184,700	(108,590)
QEP Resources, Inc., Strike Price USD 30.01, Expires 2/07/12, Broker Deutsche Bank Securities Corp.	18,000	(2,754)
Rex Energy Corp., Strike Price USD 15.11, Expires 2/23/12, Broker Morgan Stanley & Co., Inc.	43,500	(16)
Rio Tinto Plc - ADR, Strike Price GBP 37.48, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	171,000	(556,354)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 73.48, Expires 2/08/12, Broker UBS Securities LLC	7,500	(1,305)
Seadrill Ltd., Strike Price NOK 214.71, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	28,400	(38,458)
Statoil ASA, Strike Price NOK 150.75, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	61,800	(26,774)
Technip SA, Strike Price EUR 73.75, Expires 2/29/12, Broker UBS Securities LLC	8,600	(20,103)
Vedanta Resources Plc, Strike Price GBP 10.81, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	143,000	(358,655)
Weyerhaeuser Co. - REIT, Strike Price USD 16.92, Expires 2/08/12, Broker Morgan Stanley & Co., Inc.	68,000	(210,800)
Xstrata Plc, Strike Price GBP 10.80, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	356,000	(321,330)
Zijin Mining Group Co. Ltd., Class H, Strike Price HKD 3.01, Expires 2/15/12, Broker Credit Suisse First Boston	2,056,000	(108,037)

Total Over-the-Counter Call Options		(5,089,544)

Total Options Written (Premiums Received – $8,352,292) – (1.6)%		(11,654,230)

Total Investments Net of Outstanding Options Written – 100.2%		718,386,128
Liabilities in Excess of Other Assets – (0.2)%		(1,370,279)

Net Assets – 100.0%		$717,015,849

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$676,241,909

Gross unrealized appreciation	$156,395,618
Gross unrealized depreciation	(102,597,169)

Net unrealized appreciation	$53,798,449

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	29,314,451	2,064,497	31,378,948	$688	$11,961
BlackRock Liquidity Series, LLC, Money Market Series	$11,645,567	$(1,298,588)	$10,346,979	–	$4,237

—	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 4,994 CAD	5,000	Deutsche Bank Securities Corp.	2/01/12	$ 7
USD 159,254 MXN	2,075,000	Citigroup Global Markets, Inc.	2/02/12	56

Total				$63

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$ 79,448,647	–	–	$ 79,448,647
Containers & Packaging	8,271,724	–	–	8,271,724
Energy Equipment & Services	30,429,082	$5,660,119	–	36,089,201
Machinery	31,120,641	–	–	31,120,641
Metals & Mining	132,469,474	175,932,577	–	308,402,051
Oil, Gas & Consumable Fuels	181,168,964	4,710,654	–	185,879,618
Paper & Forest Products	27,449,772	2,571,705	–	30,021,477

Valuation Inputs	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts (REITs)	9,081,072	–	–	9,081,072
Short-Term Securities	31,378,948	10,346,979	–	41,725,927

Total	$ 530,818,324	$ 199,222,034	–	$730,040,358

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$63	–	–	$63
Liabilities:
Equity contracts.	(6,457,924)	$(5,196,306)	–	(11,654,230)

Total	$ (6,457,861)	$(5,196,306)	–	$(11,654,167)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	MXN	Mexican Peso
	AUD	Australian Dollar	NOK	Norwegian Krone
	BRL	Brazil Real	PEN	Peruvian Neuvo Sol
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	EUR	Euro	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand
	HKD	Hong Kong Dollar

6	JANUARY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 23, 2012